LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
LOANS AND BORROWINGS	LOANS AND BORROWINGS
Reconciliation of movements of liabilities to cash flows arising from financing activities:

In thousands of USD	Notes	Convertible notes	Embedded derivatives	Lease liabilities	Warrants	Total liabilities	Share capital/premium	Other	Other reserves	Total
January 1, 2021		—	—	113,091	—	113,091	605,844	—	79,888	798,823
Changes from financing cash flows
Payment of lease liabilities	15	—	—	(4,027)	—	(4,027)	—	—	—	(4,027)
Payment of interest	15	—	—	(8,900)	—	(8,900)	—	(322)	—	(9,222)
Proceeds from the issuance of new shares	13(ix)	—	—	—	—	—	335,636	—	—	335,636
Cash received from merger with CIIG	13(vii)	—	—	—	—	—	631,297	—	—	631,297
Cash paid for redemption of public warrants	16	—	—	—	(7)	(7)	—	—	—	(7)
Proceeds from the issuance of shares to warrant holders	13(viii)	—	—	—	—	—	140,599	—	—	140,599
Proceeds from exercise of employee share options plan	13(x)	—	—	—	—	—	—	—	1,383	1,383
Issuance of convertible notes	15	310,400	—	—	—	310,400	—	—	—	310,400
Transaction costs for convertible notes	15	(850)	—	—	—	(850)	—	—	—	(850)
Total changes from financing cash flows		309,550	—	(12,927)	(7)	296,616	1,107,532	(322)	1,383	1,405,209
The effects of changes in foreign exchange rates		—	—	(2,991)	—	(2,991)	—	—	(18,573)	(21,564)
Other changes
Embedded derivative separation from convertible notes	15	(152,500)	152,500	—	—	—	—	—	—	—
Change in fair value of embedded derivatives	15	—	(33,900)	—	—	(33,900)	—	—	—	(33,900)
Warrants issued by Arrival	16	—	—	—	208,586	208,586	—	—	—	208,586
Adjustment of shareholding transfered from Arrival Luxembourg S.à r.l. to Arrival	13(v/vi)	—	—	—	—	—	4,391,621	—	(4,391,621)	—
Change in fair value of warrants	16	—	—	—	(122,299)	(122,299)	—	—	—	(122,299)
Warrants exercised	16	—	—	—	(82,669)	(82,669)	244	—	82,424	(1)
Reduction of share capital of Arrival	13(iv)	—	—	—	—	—	—	—	35	35
Equity settled share based payments	23	—	—	—	—	—	—	—	5,189	5,189
Additional value on consideration for issuance of shares for the merger with CIIG	13(vii)	—	—	—	—	—	88,871	—	870,922	959,793
Acquisition of treasury shares	13(x)	—	—	—	—	—	—	—	(1,203)	(1,203)

In thousands of USD	Notes	Convertible notes	Embedded derivatives	Lease liabilities	Warrants	Total liabilities	Share capital/premium	Other	Other reserves	Total
Allocation of treasury shares to employees	13(x)	—	—	—	—	—	—	—	83	83
Interest payable	15,7,8	3,153	—	—	—	3,153	—	322	—	3,475
Interest on leases	15	—	—	9,852	—	9,852	—	—	—	9,852
New leases	15	—	—	85,776	—	85,776	—	—	—	85,776
Modification of leases	15	—	—	75	—	75	—	—	—	75
Cancellation of leases	15	—	—	(4,693)	—	(4,693)	—	—	—	(4,693)
Lease prepayments of 2020	15	—	—	(1,203)	—	(1,203)	—	—	—	(1,203)
Total of other changes		(149,347)	118,600	89,807	3,618	62,678	4,480,736	322	(3,434,171)	1,109,565
December 31, 2021		160,203	118,600	186,980	3,611	469,394	6,194,112	—	(3,371,473)	3,292,033

In thousands of USD	Notes	Convertible notes	Embedded derivatives	Lease liabilities	Warrants	Total liabilities	Share capital/premium	Other	Other reserves	Total
January 1, 2020		—	—	25,997		25,997	417,200	—	3,023	446,220
Changes from financing cash flows
Payment of lease liabilities	15	—	—	(2,719)	—	(2,719)	—	—	—	(2,719)
Proceeds from the issuance of Preferred A shares		—	—	—	—	—	188,576	—	—	188,576
Proceeds from borrowings		—	—	—	—	—	14,182	—	—	14,182
Repayment of borrowings		—	—	—	—	—	(14,182)	—	—	(14,182)
Payment of interest	15	—	—	(4,960)	—	(4,960)	—	(59)	—	(5,019)
Total changes from financing cash flows		—	—	(7,679)	—	(7,679)	188,576	(59)	—	180,838
The effects of changes in foreign exchange rates		—	—	3,985	—	3,985	—	—	16,490	20,475
Other changes
Contribution by Kinetik without the issuance of shares	8B	—	—	—	—	—	68	—	—	68
Restrictive Share Plan to employees		—	—	—	—	—	—	—	31,990	31,990
Interest payable		—	—	—	—	—	—	59	—	59
Equity settled share-based payments		—	—	—	—	—	—	—	28,385	28,385
Interest on leases	15	—	—	5,429	—	5,429	—	—	—	5,429
New leases	15	—	—	57,220	—	57,220	—	—	—	57,220
Modification of leases	15	—	—	28,139	—	28,139	—	—	—	28,139
Total of other changes		—	—	90,788	—	90,788	68	59	60,375	151,290
December 31, 2020		—	—	113,091	—	113,091	605,844	—	79,888	798,823